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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-02090
Invesco Van Kampen Bond Fund
(Exact name of registrant as specified in charter)
1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Address of principal executive offices)     (Zip code)
Colin Meadows     1555 Peachtree Street, N.E., Atlanta, Georgia 30309

               (Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 8/31/11

Item 1. Reports to Stockholders.

Invesco Van Kampen Bond Fund
Semiannual Report to Shareholders ▪  August 31, 2011
NYSE: VBF

2	Fund Performance
3	Dividend Reinvestment Plan
4	Schedule of Investments
17	Financial Statements
19	Notes to Financial Statements
26	Financial Highlights
27	Approval of Investment Advisory and Sub-Advisory Agreements
29	Results of Proxy
Unless otherwise noted, all data provided by Invesco.

NOT FDIC INSURED	MAY LOSE VALUE	NO BANK GUARANTEE

Fund Performance

Performance summary
Cumulative total returns, 2/28/11 to 8/31/11

Fund at NAV	4.22%

Fund at Market Value	10.32

Barclays Capital Baa U.S. Corporate Bond Index▼	5.13

Market Price Discount to NAV as of 8/31/11	-3.58

▼ Lipper Inc.
The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Investment return, net asset value and common share market price will fluctuate so that you may have a gain or loss when you sell shares. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect Fund expenses, the reinvestment of distributions (if any) and changes in net asset value (NAV) for performance based on NAV and changes in market price for performance based on market price.
     Since the Fund is a closed-end management investment company, shares of the Fund may trade at a discount or premium from the NAV. This characteristic is separate and distinct from the risk that NAV could decrease as a result of investment activities and may be a greater risk to investors expecting to sell their shares after a short time. The Fund cannot predict whether shares will trade at, above or below NAV. The Fund should not be viewed as a vehicle for trading purposes. It is designed primarily for risk-tolerant long-term investors.
The Barclays Capital Baa U.S. Corporate Bond Index is the Baa component of the Barclays Capital U.S. Corporate Investment Grade Index.
     The Barclays Capital U.S. Corporate Investment Grade Index consists of publicly issued, fixed rate, nonconvertible, investment-grade debt securities.
     The Fund is not managed to track the performance of any particular index, including the index(es) defined here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
     A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges.

NYSE Symbol	VBF
2	Invesco Van Kampen Bond Fund

Dividend Reinvestment Plan
The dividend reinvestment plan (the Plan) offers you a prompt and simple way to reinvest your dividends and capital gains distributions (Distributions) into additional shares of your Fund. Under the Plan, the money you earn from Distributions will be reinvested automatically in more shares of your Fund, allowing you to potentially increase your investment over time.

Plan benefits
■	Add to your account: You may increase the amount of shares in your Fund easily and automatically with the Plan.

■	Low transaction costs:
Shareholders who participate in the Plan are able to buy shares at below-market prices when the Fund is trading at a premium to its net asset value (NAV). In addition, transaction costs are low because when new shares are issued by a Fund, there is no fee, and when shares are bought in blocks on the open market, the per share fee is shared among all Participants.

■	Convenience:
You will receive a detailed account statement from Computershare Trust Company, N.A. (the Agent) which administers the Plan. The statement shows your total Distributions, date of investment, shares acquired, and price per share, as well as the total number of shares in your reinvestment account. You can also access your account via the Internet. To do this, please go to invesco.com/us.

■	Safekeeping: The Agent will hold the shares it has acquired for you in safekeeping.

How to participate in the Plan
If you own shares in your own name, you can participate directly in the Plan. If your shares are held in “street name” — in the name of your brokerage firm, bank, or other financial institution — you must instruct that entity to participate on your behalf. If they are unable to participate on your behalf, you may request that they reregister your shares in your own name so that you may enroll in the Plan.

How to enroll
To enroll in the Plan, please read the Terms and Conditions in the Plan Brochure. You can enroll in the Plan by visiting invesco.com/us, calling toll-free 800 341 2929 or notifying us in writing at Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Please include your Fund name and account number and ensure that all shareholders listed on the account sign these written instructions. Your participation in the Plan will begin with the next Distribution payable after the Agent receives your authorization, as long as they receive it before the “record date,” which is generally 10 business days before such Distributions are paid. If your authorization arrives after such record date, your participation in the Plan will begin with the following Distributions.

How the Plan works
If you choose to participate in the Plan, your Distributions will be promptly reinvested for you, automatically increasing your reinvestment shares. If the Fund is trading at a share price that is equal to its NAV, you’ll pay that amount for your reinvested shares. However, if the Fund is trading above or below NAV, the price is determined by one of two ways:
1.	Premium: If the Fund is trading at a premium — a market price that is higher than its NAV — you’ll pay either the NAV or 95 percent of the market price, whichever is greater. When the Fund trades at a premium, you’ll pay less for your reinvested shares than an investor purchasing shares on the stock exchange. Keep in mind, a portion of your price reduction may be taxable because you are receiving shares at less than market price.

2.	Discount: If the Fund is trading at a discount — a market price that is lower than NAV — you’ll pay the market price for your reinvested shares.

Costs of the Plan
There is no direct charge to you for reinvesting Distributions because the Plan’s fees are paid by your Fund. If your Fund is trading at or above its NAV, your new shares are issued directly by the Fund and there are no brokerage charges or fees. However, if your Fund is trading at a discount, the shares are purchased on the open market, and you will pay your portion of per share fees. These per share fees are typically less than the standard brokerage charges for individual transactions because shares are purchased for all Participants in blocks, resulting in lower fees for each individual Participant. Any service or per share fees are added to the purchase price. Per share fees include any applicable brokerage commissions the Agent is required to pay.

Tax implications
The automatic reinvestment of Distributions does not relieve you of any income tax that may be due on Distributions. You will receive tax information annually to help you prepare your federal income tax return.
     Invesco does not offer tax advice. The tax information contained herein is general and is not exhaustive by nature. It was not intended or written to be used, and it cannot be used, by any taxpayer for avoiding penalties that may be imposed on the taxpayer under U.S. federal tax laws. Federal and state tax laws are complex and constantly changing. Shareholders should always consult a legal or tax adviser for information concerning their individual situation.

How to withdraw from the Plan
You may withdraw from the Plan at any time by calling 800 341 2929, visiting invesco.com/us or by writing to Invesco Closed-End Funds, Computershare Trust Company, N.A., P.O. Box 43078, Providence, RI 02940-3078. Simply indicate that you would like to withdraw from the Plan, and be sure to include your Fund name and account number. Also, ensure that all shareholders listed on the account have signed these written instructions. If you withdraw, you have three options with regard to the shares held in the Plan:
1.	If you opt to continue to hold your non-certificated whole shares (Investment Plan Book Shares), they will be held by the Agent electronically as Direct Registration Book-Shares (Book-Entry Shares) and fractional shares will be sold at the then-current market price. Proceeds will be sent via check to your address of record after deducting applicable fees.
2.	If you opt to sell your shares through the Agent, we will sell all full and fractional shares and send the proceeds via check to your address of record after deducting a $2.50 service fee and applicable per share fees. Per share fees include any applicable brokerage commissions the Agent is required to pay.

3.	You may sell your shares through your financial adviser through the Direct Registration System (DRS). DRS is a service within the securities industry that allows Fund shares to be held in your name in electronic format. You retain full ownership of your shares, without having to hold a share certificate. You should contact your financial adviser to learn more about any restrictions or fees that may apply.
     To obtain a complete copy of the Dividend Reinvestment Plan, please call our Client Services department at 800 341 2929 or visit invesco.com/us.

3	Invesco Van Kampen Bond Fund

Schedule of Investments

August 31, 2011
(Unaudited)

	Principal
	Amount	Value

U.S. Dollar Denominated Bonds & Notes–83.47%(a)
Advertising–0.54%
WPP Finance (United Kingdom), Sr. Unsec. Gtd. Global Notes, 8.00%, 09/15/14	$1,080,000	$1,260,028

Aerospace & Defense–0.18%
Alliant Techsystems, Inc., Sr. Unsec. Gtd. Sub. Notes, 6.88%, 09/15/20	35,000	35,175

Bombardier, Inc. (Canada),
Sr. Unsec. Notes,
7.50%, 03/15/18(b)	140,000	152,775

7.75%, 03/15/20(b)	70,000	77,175

Huntington Ingalls Industries, Inc.,
Sr. Unsec. Gtd. Notes,
6.88%, 03/15/18(b)	10,000	9,425

7.13%, 03/15/21(b)	40,000	37,750

Spirit Aerosystems, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 12/15/20	25,000	25,000

TransDigm, Inc.,, Sr. Unsec. Gtd. Sub. Notes 7.75%, 12/15/18(b)	10,000	10,250

Triumph Group, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 11/15/17	70,000	72,625

		420,175

Agricultural Products–1.39%
Bunge Ltd. Finance Corp., Unsec. Gtd. Unsub. Notes, 4.10%, 03/15/16	1,685,000	1,761,439

Cargill, Inc., Sr. Unsec. Notes, 5.60%, 09/15/12(b)	600,000	630,889

Corn Products International, Inc.,
Sr. Unsec. Notes,
3.20%, 11/01/15	460,000	480,630

6.63%, 04/15/37	300,000	336,893

		3,209,851

Airlines–2.24%
America West Airlines LLC–Series 2001-1, Sec. Pass Through Ctfs., 7.10%, 04/02/21	370,368	357,405

American Airlines Pass Through Trust,
Series 2001-2, Class A-2, Sec. Global Pass Through Ctfs., 7.86%, 10/01/11	700,000	701,313

Series 2011-1, Class B, Sec. Gtd. Pass Through Ctfs., 7.00%, 01/31/18(b)	824,521	729,701

American Airlines, Inc., Sr. Sec. Gtd. Notes, 7.50%, 03/15/16(b)	20,000	18,350

Continental Airlines, Inc.–Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.00%, 01/12/19	770,000	691,556

Continental Airlines, Inc. Pass Through Trust,
Series 2007-1, Class C, Sec. Sub. Global Pass Through Ctfs., 7.34%, 04/19/14	46,110	45,648

Series 2009-1, Sec. Pass Through Ctfs., 9.00%, 07/08/16	13,681	14,981

Delta Air Lines, Inc.,
Sec. Notes, 12.25%, 03/15/15(b)	75,000	79,688

Series 2001-1, Class A-2, Sr. Sec. Pass Through Ctfs., 7.11%, 09/18/11	1,250,000	1,250,250

Series 2010-1, Class A, Sec. Pass Through Ctfs., 6.20%, 07/02/18	528,229	540,444

Series 2010-2, Class A, Sec. Pass Through Ctfs., 4.95%, 05/23/19	492,839	479,902

Series 2011-1, Class A, Sec. Pass Through Ctfs., 5.30%, 04/15/19	165,000	161,494

Delta Air Lines, Inc. Pass Through Trust, Series 2010-1, Class B, Sec. Pass Through Ctfs., 6.38%, 01/02/16(b)	15,000	13,725

Series 2010-2, Class B, Sec. Pass Through Ctfs., 6.75%, 11/23/15(b)	20,000	18,400

US Airways Pass Through Trust–Series 1998-1, Class C, Sec. Pass Through Ctfs., 6.82%, 01/30/14	87,961	80,704

		5,183,561

Alternative Carriers–0.08%
Cogent Communications Group, Inc., Sr. Sec. Gtd. Notes, 8.38%, 02/15/18(b)	50,000	52,500

Level 3 Communications, Inc., Sr. Unsec. Notes, 11.88%, 02/01/19(b)	50,000	52,250

Level 3 Escrow, Inc., Sr. Unsec. Notes, 8.13%, 07/01/19(b)	25,000	24,375

Level 3 Financing, Inc.,
Sr. Unsec. Gtd. Global Notes, 9.25%, 11/01/14	39,000	39,390

Sr. Unsec. Gtd. Notes, 9.38%, 04/01/19(b)	25,000	24,875

		193,390

Aluminum–0.04%
Century Aluminum Co., Sr. Sec. Gtd. Sub. Notes, 8.00%, 05/15/14	80,000	81,850

Apparel Retail–0.22%
Express LLC/Express Finance Corp., Sr. Unsec. Gtd. Global Notes, 8.75%, 03/01/18	45,000	47,588

Gap, Inc. (The), Sr. Unsec. Notes, 5.95%, 04/12/21	370,000	351,962

J Crew Group, Inc., Sr. Unsec. Gtd. Global Notes, 8.13%, 03/01/19	55,000	48,950

Limited Brands, Inc., Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	70,000	71,400

		519,900

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Apparel, Accessories & Luxury Goods–0.15%
Hanesbrands, Inc., Sr. Unsec. Gtd. Global Notes, 6.38%, 12/15/20	$110,000	$108,900

Jones Group, Inc. (The), Sr. Unsec. Notes, 6.88%, 03/15/19	145,000	137,387

Quiksilver, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 04/15/15	100,000	93,500

		339,787

Asset Management & Custody Banks–0.19%
First Data Corp., Sr. Sec. Gtd. Notes, 7.38%, 06/15/19(b)	15,000	14,175

State Street Capital Trust III, Jr. Unsec. Gtd. Sub. Variable Rate Bonds, 5.34%, 01/29/49(c)	435,000	432,406

		446,581

Auto Parts & Equipment–0.08%
Allison Transmission, Inc., Sr. Unsec. Gtd Notes, 7.13%, 05/15/19(b)	80,000	75,600

Dana Holding Corp.,
Sr. Unsec. Notes,
6.50%, 02/15/19	15,000	14,813

6.75%, 02/15/21	25,000	24,687

Tenneco, Inc., Sr. Gtd. Global Notes, 6.88%, 12/15/20	75,000	76,500

		191,600

Automobile Manufacturers–0.10%
Ford Motor Co., Sr. Unsec. Global Notes, 7.45%, 07/16/31	205,000	225,500

Automotive Retail–1.28%
Advance Auto Parts, Inc., Sr. Unsec. Gtd. Notes, 5.75%, 05/01/20	1,600,000	1,780,258

AutoZone, Inc., Sr. Unsec. Global Notes, 6.50%, 01/15/14	675,000	756,020

O’Reilly Automotive, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 01/14/21	405,000	434,106

		2,970,384

Biotechnology–0.01%
STHI Holding Corp., Sec. Gtd. Notes, 8.00%, 03/15/18(b)	15,000	14,850

Brewers–0.96%
Anheuser-Busch InBev Worldwide, Inc.,
Sr. Unsec. Gtd. Global Notes,
3.00%, 10/15/12	2,000,000	2,052,503

8.20%, 01/15/39	120,000	175,618

		2,228,121

Broadcasting–1.13%
Clear Channel Communications, Inc., Sr. Sec. Gtd. Global Notes 9.00%, 03/01/21	80,000	66,000

COX Communications, Inc., Sr. Unsec. Notes, 8.38%, 03/01/39(b)	305,000	410,166

Discovery Communications LLC, Sr. Unsec. Gtd. Global Notes, 3.70%, 06/01/15	2,000,000	2,136,436

		2,612,602

Building Products–0.27%
Associated Materials LLC, Sr. Sec. Gtd. Global Notes, 9.13%, 11/01/17	95,000	83,125

Building Materials Corp. of America,
Sr. Sec. Gtd. Notes, 7.50%, 03/15/20(b)	95,000	97,375

Sr. Unsec. Notes, 6.88%, 08/15/18(b)	80,000	79,200

Gibraltar Industries, Inc.–Series B, Sr. Unsec. Gtd. Sub. Global Notes, 8.00%, 12/01/15	50,000	49,375

Nortek, Inc., Sr. Gtd. Notes, 8.50%, 04/15/21(b)	205,000	177,325

Roofing Supply Group LLC, Sr. Sec. Notes, 8.63%, 12/01/17(b)	110,000	107,250

USG Corp., Sr. Unsec. Notes, 9.75%, 01/15/18	35,000	31,456

		625,106

Cable & Satellite–3.70%
Comcast Corp.,
Sr. Unsec. Gtd. Global Notes,
5.70%, 05/15/18	1,545,000	1,788,915

6.50%, 01/15/15	500,000	574,109

Sr. Unsec. Gtd. Notes, 6.45%, 03/15/37	580,000	645,245

CSC Holdings LLC, Sr. Unsec. Notes, 7.63%, 07/15/18	250,000	264,375

DIRECTV Holdings LLC, Sr. Unsec. Gtd. Global Notes, 7.63%, 05/15/16	2,100,000	2,258,813

EH Holding Corp.,
Sr. Sec. Gtd. Notes, 6.50%, 06/15/19(b)	25,000	25,125

Sr. Unsec. Gtd. Notes, 7.63%, 06/15/21(b)	15,000	15,000

Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.50%, 04/01/21(b)	85,000	82,875

Kabel BW Erste Beteiligungs GmbH (Germany), Sr. Sec. Gtd. Notes, 7.50%, 03/15/19(b)	150,000	152,250

NBC Universal Media LLC,
Sr. Unsec. Global Notes,
2.10%, 04/01/14	375,000	381,461

5.15%, 04/30/20	210,000	232,742

5.95%, 04/01/41	355,000	381,620

Time Warner Cable, Inc.,
Sr. Unsec. Gtd. Global Notes,
6.55%, 05/01/37	310,000	339,311

8.75%, 02/14/19	455,000	591,455

Sr. Unsec. Gtd. Notes, 5.00%, 02/01/20	350,000	373,419

Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 5.25%, 01/15/21(b)	420,000	457,375

		8,564,090

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Casinos & Gaming–0.30%
Ameristar Casinos, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 04/15/21(b)	$20,000	$20,450

Caesars Entertainment Operating Co., Inc.,
Sec. Gtd. Global Notes, 10.00%, 12/15/18	30,000	23,850

Sr. Sec. Global Notes, 12.75%, 04/15/18	50,000	44,250

Sr. Unsec. Gtd. Global Bonds, 5.63%, 06/01/15	10,000	7,250

CityCenter Holdings LLC, Sec. Gtd. PIK Notes, 10.75%, 01/15/17(b)	15,833	15,497

MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 07/15/15	270,000	249,075

Sr. Unsec. Gtd. Notes, 10.00%, 11/01/16(b)	20,000	20,525

Pinnacle Entertainment, Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 08/01/17	40,000	41,800

Seneca Gaming Corp., Sr. Unsec. Gtd. Notes, 8.25%, 12/01/18(b)	22,000	22,000

Snoqualmie Entertainment Authority,
Sr. Sec. Floating Rate Notes, 4.20%, 02/01/14(b)(c)	10,000	8,900

Sr. Sec. Notes, 9.13%, 02/01/15(b)	85,000	82,450

Wynn Las Vegas LLC,
Sec. Gtd. First Mortgage Global Notes, 7.75%, 08/15/20	90,000	98,550

Sr. Sec. Gtd. First Mortgage Global Notes, 7.88%, 11/01/17	65,000	70,667

		705,264

Coal & Consumable Fuels–0.13%
Alpha Natural Resources, Inc.,
Sr. Unsec. Gtd. Notes,
6.00%, 06/01/19	15,000	14,850

6.25%, 06/01/21	6,000	5,895

Arch Coal, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 10/01/20	165,000	167,062

CONSOL Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 04/01/20	95,000	102,600

		290,407

Communications Equipment–0.05%
Avaya, Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	120,000	109,800

Computer & Electronics Retail–0.03%
RadioShack Corp., Sr. Gtd. Notes, 6.75%, 05/15/19(b)	6,000	5,595

Rent-A-Center, Inc., Sr. Unsec. Gtd Global Notes, 6.63%, 11/15/20	75,000	73,125

		78,720

Computer Hardware–0.01%
SunGard Data Systems, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/15/20	30,000	29,100

Computer Storage & Peripherals–0.01%
Seagate HDD Cayman (Cayman Islands),
Sr. Unsec. Gtd. Notes,
7.00%, 11/01/21(b)	15,000	14,288

7.75%, 12/15/18(b)	10,000	10,100

		24,388

Construction & Engineering–0.11%
Dycom Investments, Inc., Sr. Unsec. Sub. Gtd. Global Notes, 7.13%, 01/15/21	20,000	20,600

Great Lakes Dredge & Dock Corp., Sr. Unsec. Gtd. Notes, 7.38%, 02/01/19(b)	15,000	14,325

MasTec, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/01/17	85,000	85,425

Tutor Perini Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 11/01/18	155,000	138,337

		258,687

Construction & Farm Machinery & Heavy Trucks–0.07%
Commercial Vehicle Group, Inc., Sr. Sec. Gtd. Notes, 7.88%, 04/15/19(b)	52,000	49,660

Manitowoc Co., Inc. (The), Sr. Unsec. Gtd. Notes, 8.50%, 11/01/20	40,000	40,000

Navistar International Corp., Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	60,000	62,100

		151,760

Construction Materials–0.27%
Building Materials Corp. of America, Sr. Unsec. Notes, 6.75%, 05/01/21(b)	20,000	19,300

CRH America, Inc., Sr. Unsec. Notes, 8.13%, 07/15/18	315,000	372,930

Ply Gem Industries, Inc., Sr. Sec. Gtd. Global Notes, 8.25%, 02/15/18	105,000	91,350

Texas Industries, Inc., Sr. Unsec. Gtd. Global Notes, 9.25%, 08/15/20	145,000	132,313

		615,893

Consumer Finance–1.57%
Ally Financial, Inc.,
Sr. Unsec. Gtd. Global Notes,
7.50%, 09/15/20	275,000	273,625

8.00%, 03/15/20	10,000	10,225

Capital One Capital VI, Jr. Ltd. Gtd. Sub. Pfd. Securities, 8.88%, 05/15/40	600,000	610,500

National Money Mart Co. (Canada), Sr. Unsec. Gtd. Global Notes, 10.38%, 12/15/16	30,000	31,725

SLM Corp.,
Sr. Unsec. Medium-Term Global Notes, 6.25%, 01/25/16	745,000	757,915

Series A, Sr. Unsec. Medium-Term Notes, 5.00%, 10/01/13	1,930,000	1,937,082

		3,621,072

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Data Processing & Outsourced Services–0.05%
CoreLogic, Inc., Sr. Unsec. Gtd. Notes, 7.25%, 06/01/21(b)	$125,000	$118,125

Department Stores–0.92%
Macy’s Retail Holdings, Inc., Sr. Unsec. Gtd. Notes, 5.35%, 03/15/12	2,000,000	2,040,000

Sears Holdings Corp., Sec. Gtd. Notes, 6.63%, 10/15/18(b)	115,000	96,025

		2,136,025

Distillers & Vintners–0.06%
CEDC Finance Corp. International, Inc., Sr. Sec. Gtd. Notes, 9.13%, 12/01/16(b)	100,000	73,500

Constellation Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 05/15/17	60,000	63,750

		137,250

Diversified Banks–8.80%
Abbey National Treasury Services PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes,
2.88%, 04/25/14	250,000	239,630

4.00%, 04/27/16	350,000	335,415

ABN Amro Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 01/31/14(b)	1,000,000	1,004,290

Barclays Bank PLC (United Kingdom), Unsec. Sub. Notes, 6.05%, 12/04/17(b)	335,000	323,631

BBVA US Senior S.A. Uniper (Spain), Sr. Unsec. Gtd. Notes, 3.25%, 05/16/14	1,100,000	1,084,547

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands), Sr. Unsec. Variable Rate Notes, 11.00%, 06/29/49(b)(c)	210,000	262,030

Credit Suisse (Switzerland), Sub. Global Notes, 5.40%, 01/14/20	475,000	477,570

Credit Suisse AG (Switzerland), Unsec. Sub. Global Notes, 6.00%, 02/15/18	230,000	242,969

Groupe BPCE S.A. (France), Sr. Unsec. Notes, 2.38%, 10/04/13(b)	775,000	755,679

Hana Bank (South Korea), Sr. Notes, 4.50%, 10/30/15(b)	1,075,000	1,130,318

HBOS PLC (United Kingdom)–Series G, Unsec. Sub. Medium-Term Notes, 6.75%, 05/21/18(b)	1,080,000	1,015,024

HSBC Bank PLC (United Kingdom), Sr. Notes, 4.13%, 08/12/20(b)	1,275,000	1,261,189

HSBC Finance Corp., Sr. Unsec. Sub. Notes, 6.68%, 01/15/21(b)	957,000	941,719

ICICI Bank Ltd. (India), Sr. Unsec. Notes, 4.75%, 11/25/16(b)	600,000	589,905

ING Bank N.V. (Netherlands), Sr. Unsec. Notes, 3.00%, 09/01/15(b)	510,000	506,916

Korea Development Bank (South Korea), Sr. Unsec. Gtd. Global Notes, 4.38%, 08/10/15	1,135,000	1,193,459

Lloyds TSB Bank PLC (United Kingdom),
Sr. Unsec. Gtd. Global Notes, 4.88%, 01/21/16	875,000	878,702

Sr. Unsec. Gtd. Medium-Term Notes, 5.80%, 01/13/20(b)	690,000	686,943

Unsec. Gtd. Sub. Medium-Term Notes, 6.50%, 09/14/20(b)	540,000	525,413

RBS Capital Trust II, Jr. Unsec. Gtd. Sub. Global Bonds, 6.43%, 12/29/49(d)	25,000	13,625

Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec. Gtd. Global Notes, 6.40%, 10/21/19	760,000	763,990

Royal Bank of Scotland PLC (The) (United Kingdom), Sr. Unsec. Gtd. Global Notes, 4.88%, 03/16/15	1,160,000	1,167,734

Santander U.S. Debt S.A. Unipersonal (Spain),
Sr. Gtd. Notes, 2.99%, 10/07/13(b)	500,000	486,082

Sr. Unsec. Gtd. Notes, 3.72%, 01/20/15(b)	800,000	736,833

Societe Generale (France), Sr. Unsec. Medium-Term Notes, 5.20%, 04/15/21(b)	1,200,000	1,085,114

Standard Chartered Bank (United Kingdom), Unsec. Sub. Notes, 6.40%, 09/26/17(b)	800,000	887,967

Standard Chartered PLC (United Kingdom), Sr. Unsec. Notes, 3.20%, 05/12/16(b)	500,000	499,663

VTB Bank OJSC Via VTB Capital S.A. (Luxembourg),
Sr. Unsec. Loan Participation Notes,
6.32%, 02/22/18(b)	915,000	929,321

6.55%, 10/13/20(b)	325,000	323,716

		20,349,394

Diversified Capital Markets–1.02%
Credit Suisse New York (Switzerland), Sr. Unsec. Medium-Term Global Notes, 5.30%, 08/13/19	1,285,000	1,322,938

UBS AG (Switzerland), Sr. Unsec. Global Notes, 5.88%, 12/20/17	985,000	1,042,150

		2,365,088

Diversified Chemicals–0.44%
Dow Chemical Co. (The), Sr. Unsec. Global Notes, 4.25%, 11/15/20	985,000	1,010,125

Huntsman International LLC, Sr. Unsec. Gtd. Sub. Global Notes, 8.63%, 03/15/21	15,000	15,787

		1,025,912

Diversified Metals & Mining–1.31%
Anglo American Capital PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 9.38%, 04/08/19(b)	660,000	885,952

Freeport-McMoRan Copper & Gold, Inc., Sr. Unsec. Notes, 8.38%, 04/01/17	1,320,000	1,424,775

Midwest Vanadium Pty Ltd. (Australia), Sr. Sec. Gtd. Notes, 11.50%, 02/15/18(b)	15,000	14,157

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Diversified Metals & Mining–(continued)

Southern Copper Corp.,
Sr. Unsec. Global Notes,
5.38%, 04/16/20	$230,000	$243,857

6.75%, 04/16/40	335,000	341,736

Thompson Creek Metals Co., Inc. (Canada), Sr. Unsec. Gtd. Notes, 7.38%, 06/01/18(b)	8,000	7,320

Vedanta Resources PLC (United Kingdom), Sr. Unsec. Notes, 9.50%, 07/18/18(b)	100,000	101,818

		3,019,615

Diversified REIT’s–0.26%
Qatari Diar Finance QSC (Mult. Countries), Unsec. Gtd. Unsub. Notes, 5.00%, 07/21/20(b)	545,000	594,933

Diversified Support Services–0.02%
International Lease Finance Corp., Sr. Unsec. Global Notes, 8.75%, 03/15/17	40,000	41,075

Drug Retail–1.49%
CVS Caremark Corp.,
Sec. Global Pass-Through Ctfs., 6.04%, 12/10/28	1,252,112	1,375,357

Sec. Pass Through Ctfs., 8.35%, 07/10/31(b)	197,521	256,441

Pass Through Trust, Sr. Sec. Gtd. Notes, 5.77%, 01/10/33(b)	1,667,359	1,806,223

		3,438,021

Electric Utilities–3.17%
DCP Midstream LLC,
Sr. Unsec. Notes,
9.70%, 12/01/13(b)	1,500,000	1,744,692

9.75%, 03/15/19(b)	500,000	681,617

Enel Finance International N.V. (Luxembourg), Sr. Unsec. Gtd. Notes, 5.13%, 10/07/19(b)	820,000	823,544

Entergy Gulf States Louisiana LLC, Sec., 5.59%, 10/01/24	650,000	734,978

Ohio Power Co.–Series M, Sr. Unsec. Notes, 5.38%, 10/01/21	350,000	405,480

Southern Co., Sr. Unsec. Notes, 2.38%, 09/15/15	400,000	409,433

Southern Power Co.–Series D, Sr. Unsec. Global Notes, 4.88%, 07/15/15	1,175,000	1,307,894

Spectra Energy Capital LLC, Sr. Sec. Notes, 8.00%, 10/01/19	225,000	290,213

Virginia Electric and Power Co., Sr. Unsec. Notes, 8.88%, 11/15/38	595,000	936,208

		7,334,059

Electrical Components & Equipment–0.01%
Polypore International, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 11/15/17	30,000	30,000

Electronic Components–0.33%
Corning, Inc.,
Sr. Unsec. Notes,
6.63%, 05/15/19	140,000	171,049

7.25%, 08/15/36	490,000	592,206

		763,255

Electronic Manufacturing Services–0.02%
Sanmina-SCI Corp., Sr. Unsec. Gtd. Notes, 7.00%, 05/15/19(b)	45,000	42,075

Environmental & Facilities Services–0.64%
Clean Harbors, Inc., Sr. Sec. Gtd. Global Notes, 7.63%, 08/15/16	30,000	31,800

Waste Management, Inc.,
Sr. Unsec. Gtd. Notes,
4.60%, 03/01/21	680,000	733,692

5.00%, 03/15/14	645,000	705,337

		1,470,829

Electronic Equipment Manufacturers–0.22%
FLIR Systems, Inc., Sr. Unsec. Notes, 3.75%, 09/01/16	500,000	502,885

Food Retail–0.43%
Safeway, Inc., Sr. Unsec. Global Notes, 3.95%, 08/15/20	1,000,000	1,002,016

Forest Products–0.01%
Millar Western Forest Products Ltd. (Canada), Sr. Notes, 8.50%, 04/01/21(b)	45,000	35,100

Gas Utilities–0.07%
Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsec. Global Notes, 6.50%, 05/01/21	40,000	36,100

Suburban Propane Partners, L.P., Sr. Unsec. Notes, 7.38%, 03/15/20	115,000	118,162

		154,262

Gold–1.08%
Gold Fields Orogen Holding BVI Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.88%, 10/07/20(b)	1,000,000	937,061

Kincross Gold Corp. (Canada), Sr. Unsec. Gtd. Notes, 5.13%, 09/01/21(b)	300,000	297,892

Kinross Gold Corp. (Canada), Sr. Unsec. Gtd. Notes, 6.88%, 09/01/41(b)	700,000	717,417

Newmont Mining Corp., Sr. Unsec. Gtd. Notes, 6.25%, 10/01/39	475,000	539,894

		2,492,264

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Health Care Distributors–0.17%
McKesson Corp.,
Sr. Unsec. Notes,
3.25%, 03/01/16	$155,000	$165,257

4.75%, 03/01/21	205,000	229,906

		395,163

Health Care Equipment–0.29%
CareFusion Corp., Sr. Unsec. Global Notes, 4.13%, 08/01/12	600,000	614,818

DJO Finance LLC,
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/18(b)	5,000	4,650

Sr. Unsec. Gtd. Sub. Notes, 9.75%, 10/15/17(b)	65,000	60,125

		679,593

Health Care Facilities–0.14%
HCA, Inc., Sr. Sec. Gtd. Global Notes, 7.88%, 02/15/20	95,000	100,938

Healthsouth Corp.,
Sr. Unsec. Gtd. Notes,
7.25%, 10/01/18	20,000	20,050

7.75%, 09/15/22	20,000	20,100

Select Medical Holdings Corp., Sr. Unsec. Floating Rate Global Notes, 6.21%, 09/15/15(c)	30,000	27,600

Tenet Healthcare Corp.,
Sr. Unsec. Global Notes,
8.00%, 08/01/20	10,000	9,725

9.25%, 02/01/15	135,000	142,762

		321,175

Health Care Services–1.26%
Express Scripts, Inc.,
Sr. Unsec. Gtd. Global Notes,
5.25%, 06/15/12	1,585,000	1,637,781

Sr. Unsec. Gtd. Notes,
3.13%, 05/15/16	445,000	457,203

Highmark, Inc.,
Sr. Unsec. Notes,
4.75%, 05/15/21(b)	395,000	422,859

6.13%, 05/15/41(b)	375,000	402,922

		2,920,765

Health Care Technology–0.04%
MedAssets, Inc., Sr. Unsec. Gtd. Notes, 8.00%, 11/15/18(b)	85,000	83,513

Home Furnishings–0.01%
American Standard Americas, Sr. Sec. Notes, 10.75%, 01/15/16(b)	40,000	33,400

Home Improvement Retail–0.01%
Michaels Stores, Inc., Sr. Unsec. Gtd. Global Notes, 7.75%, 11/01/18	20,000	19,000

Homebuilding–0.10%
Beazer Homes USA, Inc.,
Sr. Unsec. Gtd. Global Notes,
6.88%, 07/15/15	50,000	36,500

8.13%, 06/15/16	57,000	40,185

K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Global Notes, 10.63%, 10/15/16	145,000	129,775

Lennar Corp., Sr. Unsec. Gtd. Global Notes, 6.95%, 06/01/18	20,000	18,500

		224,960

Hotels, Resorts & Cruise Lines–0.84%
Hyatt Hotels Corp.,
Sr. Unsec. Notes,
3.88%, 08/15/16	500,000	503,421

6.88%, 08/15/19(b)	155,000	174,621

Royal Caribbean Cruises Ltd., Sr. Unsec. Global Notes, 7.50%, 10/15/27	45,000	43,200

Wyndham Worldwide Corp., Sr. Unsec. Global Notes, 6.00%, 12/01/16	1,145,000	1,215,847

		1,937,089

Household Products–0.03%
Central Garden & Pet Co., Sr. Gtd. Sub. Notes, 8.25%, 03/01/18	74,000	72,520

Housewares & Specialties–0.25%
Tupperware Brands Corp., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21(b)	560,000	576,799

Independent Power Producers & Energy Traders–0.20%
AES Corp. (The), Sr. Unsec. Global Notes, 8.00%, 06/01/20	95,000	99,750

AES Red Oak LLC–Series A, Sr. Sec. Bonds, 8.54%, 11/30/19	66,927	69,772

Dynegy Holdings Inc., Sr. Unsec. Global Notes, 7.75%, 06/01/19	25,000	15,375

Indianapolis Power & Light Co., Sr. Sec. Notes, 6.30%, 07/01/13(b)	255,000	276,584

		461,481

Industrial Conglomerates–1.01%
Hutchison Whampoa International Ltd. (Cayman Islands), Unsec. Gtd. Sub. Variable Rate Notes, 6.00%, 12/29/49(b)(c)	2,290,000	2,330,075

Industrial Machinery–0.67%
Cleaver-Brooks, Inc., Sr. Sec. Notes, 12.25%, 05/01/16(b)	60,000	60,300

Pentair, Inc., Sr. Unsec. Gtd. Notes, 5.00%, 05/15/21	1,430,000	1,498,397

		1,558,697

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Industrial REIT’s–0.03%
DuPont Fabros Technology L.P., Sr. Unsec. Gtd. Global Notes, 8.50%, 12/15/17	$75,000	$80,250

Integrated Oil & Gas–1.08%
Hess Corp., Sr. Unsec. Global Notes, 5.60%, 02/15/41	450,000	468,851

Lukoil International Finance B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.13%, 11/09/20(b)	960,000	976,599

Marathon Petroleum Corp., Sr. Unsec. Gtd. Notes, 6.50%, 03/01/41(b)	565,000	609,165

Petrobras International Finance Co. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	410,000	435,894

		2,490,509

Integrated Telecommunication Services–3.63%
AT&T Corp., Sr. Unsec. Gtd. Global Notes, 8.00%, 11/15/31	86,000	116,839

AT&T, Inc.,
Sr. Unsec. Global Notes,
2.95%, 05/15/16	370,000	384,444

4.45%, 05/15/21	190,000	204,540

6.15%, 09/15/34	500,000	533,168

Deutsche Telekom International Finance B.V. (Netherlands),
Sr. Unsec. Gtd. Global Bonds, 8.75%, 06/15/30	440,000	596,889

Sr. Unsec. Gtd. Global Notes, 6.00%, 07/08/19	150,000	179,690

Sr. Unsec. Gtd. Notes, 6.75%, 08/20/18	225,000	273,154

Integra Telecom Holdings, Inc., Sr. Sec. Notes, 10.75%, 04/15/16(b)	40,000	38,200

Intelsat Jackson Holdings S.A. (Luxembourg),
Sr. Unsec. Gtd. Notes,
7.25%, 04/01/19(b)	40,000	39,000

7.25%, 10/15/20(b)	30,000	29,100

Qtel International Finance Ltd. (Bermuda),
Sr. Unsec. Gtd. Notes,
3.38%, 10/14/16(b)	315,000	322,739

4.75%, 02/16/21(b)	200,000	205,569

Qwest Corp., Sr. Unsec. Notes, 6.88%, 09/15/33	210,000	201,600

Telecom Italia Capital S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Notes,
7.00%, 06/04/18	1,850,000	1,902,076

7.18%, 06/18/19	230,000	239,702

Telefonica Emisiones SAU (Spain), Sr. Unsec. Gtd. Global Notes, 5.46%, 02/16/21	880,000	860,960

Verizon Communications, Inc.,
Jr. Gtd. Sub. Global Notes, 6.40%, 02/15/38	200,000	231,478

Sr. Unsec. Global Notes, 8.95%, 03/01/39	1,360,000	2,046,346

		8,405,494

Internet Retail–0.26%
Expedia, Inc., Sr. Unsec. Gtd. Global Notes, 5.95%, 08/15/20	585,000	594,299

Internet Software & Services–0.04%
Equinix, Inc.,
Sr. Unsec. Notes,
7.00%, 07/15/21	35,000	35,875

8.13%, 03/01/18	50,000	53,625

		89,500

Investment Banking & Brokerage–3.69%
Charles Schwab Corp. (The), Sr. Unsec. Notes, 4.45%, 07/22/20	875,000	919,911

E*Trade Financial Corp., Sr. Unsec. Notes, 6.75%, 06/01/16	15,000	15,450

Goldman Sachs Group, Inc. (The),
Sr. Unsec. Global Notes,
3.63%, 02/07/16	350,000	350,248

5.25%, 07/27/21	525,000	532,387

Sr. Unsec. Medium-Term Global Notes,
3.70%, 08/01/15	615,000	622,076

Unsec. Unsub. Global Notes, 6.75%, 10/01/37	1,000,000	949,016

Jefferies Group, Inc., Sr. Unsec. Notes, 6.88%, 04/15/21	710,000	781,130

Macquarie Group Ltd. (Australia),
Sr. Unsec. Gtd. Notes, 7.63%, 08/13/19(b)	498,000	552,549

Sr. Unsec. Notes, 6.00%, 01/14/20(b)	1,095,000	1,100,845

Morgan Stanley,
Sr. Unsec. Global Notes, 4.00%, 07/24/15	1,000,000	997,083

Sr. Unsec. Notes, 3.45%, 11/02/15	1,000,000	964,889

Raymond James Financial, Inc., Sr. Unsec. Notes, 4.25%, 04/15/16	370,000	382,187

Schwab Capital Trust I, Jr. Unsec. Gtd. Sub. Variable Rate Notes, 7.50%, 11/15/37(c)	385,000	377,334

		8,545,105

Leisure Facilities–0.00%
Speedway Motorsports, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 02/01/19	10,000	9,600

Life & Health Insurance–4.04%
Aegon N.V. (Netherlands), Sr. Unsec. Global Bonds, 4.63%, 12/01/15	650,000	681,747

Forethought Financial Group, Inc., Sr. Unsec. Notes, 8.63%, 04/15/21(b)	950,000	944,063

MetLife, Inc.,
Jr. Sub. Global Notes, 10.75%, 08/01/39	785,000	1,073,487

Series A, Sr. Unsec. Notes, 6.82%, 08/15/18	50,000	58,524

Nationwide Financial Services, Sr. Unsec. Notes, 5.38%, 03/25/21(b)	1,645,000	1,714,665

Pacific LifeCorp., Sr. Notes, 6.00%, 02/10/20(b)	1,150,000	1,255,378

Prudential Financial, Inc.,
Sr. Unsec. Gtd. Notes, 6.20%, 11/15/40	1,500,000	1,544,350

Sr. Unsec. Medium-Term Notes,
4.75%, 09/17/15	820,000	872,000

6.63%, 12/01/37	390,000	428,324

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Life & Health Insurance–(continued)

Series D, Sr. Unsec. Medium-Term Notes,
7.38%, 06/15/19	$645,000	$768,726

		9,341,264

Life Sciences Tools & Services–0.29%
Life Technologies Corp., Sr. Notes, 6.00%, 03/01/20	610,000	668,451

Managed Health Care–1.41%
CIGNA Corp.,
Sr. Unsec. Notes,
4.50%, 03/15/21	435,000	454,953

5.88%, 03/15/41	350,000	371,353

Coventry Health Care, Inc., Sr. Unsec. Notes, 5.45%, 06/15/21	885,000	957,440

UnitedHealth Group, Inc.,
Sr. Unsec. Notes,
3.88%, 10/15/20	400,000	418,030

5.95%, 02/15/41	590,000	659,298

WellPoint, Inc., Sr. Unsec. Global Notes, 3.70%, 08/15/21	390,000	390,986

		3,252,060

Marine–0.00%
Navios Maritime Acquisition Corp./Navios Acquisition Finance, Inc. (Greece), Sr. Sec. Gtd. Notes, 8.63%, 11/01/17(b)	10,000	8,400

Movies & Entertainment–0.81%
AMC Entertainment, Inc., Sr. Unsec. Gtd. Global Notes, 8.75%, 06/01/19	190,000	190,713

Cinemark USA, Inc., Sr. Unsec. Gtd. Global Notes, 8.63%, 06/15/19	45,000	47,475

NAI Entertainment Holdings LLC, Sr. Sec. Notes, 8.25%, 12/15/17(b)	75,000	77,250

Time Warner Cable, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 07/01/18	685,000	807,989

Time Warner, Inc., Sr. Notes, 6.50%, 11/15/36	675,000	753,000

		1,876,427

Multi-Line Insurance–1.32%
American Financial Group, Inc., Sr. Unsec. Notes, 9.88%, 06/15/19	1,055,000	1,336,750

Fairfax Financial Holdings Ltd. (Canada), Sr. Notes, 5.80%, 05/15/21(b)	2,000	1,948

Hartford Financial Services Group, Inc. (The), Jr. Unsec. Sub. Deb., 8.13%, 06/15/38	55,000	55,719

Health Care Service Corp., Sr. Unsec. Notes, 4.70%, 01/15/21(b)	530,000	568,606

Liberty Mutual Group, Inc.,
Jr. Unsec. Gtd. Sub. Bonds, 7.80%, 03/15/37(b)	530,000	500,850

Sr. Unsec. Gtd. Notes, 5.00%, 06/01/21(b)	570,000	556,481

Nationwide Mutual Insurance Co., Sub. Notes, 9.38%, 08/05/39(b)	25,000	30,851

		3,051,205

Multi-Utilities–0.76%
CMS Energy Corp., Sr. Unsec. Notes, 6.30%, 02/01/12	50,000	50,500

Consumers Energy Co., Sr. Sec. Bonds, 5.80%, 09/15/35	480,000	558,735

Dominion Resources, Inc., Sr. Unsec. Notes, 2.25%, 09/01/15	500,000	510,265

Nisource Finance Corp., Sr. Unsec. Gtd. Bonds, 6.80%, 01/15/19	535,000	647,475

		1,766,975

Office REIT’s–0.68%
Digital Realty Trust LP, Sr. Unsec. Gtd. Global Notes, 4.50%, 07/15/15	1,525,000	1,585,154

Office Services & Supplies–0.80%
Steelcase, Inc., Sr. Unsec. Notes, 6.38%, 02/15/21	1,730,000	1,844,831

Oil & Gas Drilling–0.39%
Transocean, Inc. (Cayman Islands), Sr. Unsec. Gtd. Global Notes, 4.95%, 11/15/15	835,000	901,471

Oil & Gas Equipment & Services–0.05%
Bristow Group, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/17	30,000	30,900

Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	55,000	54,141

SESI, LLC, Sr. Unsec. Gtd. Notes, 6.38%, 05/01/19(b)	25,000	24,875

		109,916

Oil & Gas Exploration & Production–1.82%
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	105,000	100,275

Chesapeake Energy Corp.,
Sr. Unsec. Gtd. Notes,
6.13%, 02/15/21	5,000	5,081

6.63%, 08/15/20	57,000	59,779

Continental Resources, Inc.,
Sr. Unsec. Gtd. Global Notes,
7.13%, 04/01/21	50,000	51,438

8.25%, 10/01/19	45,000	48,769

Delta Petroleum Corp., Sr. Unsec. Gtd. Sub. Global Notes, 7.00%, 04/01/15	65,000	50,700

Empresa Nacional del Petroleo (Chile), Sr. Unsec. Notes, 5.25%, 08/10/20(b)	365,000	384,029

Encana Corp. (Canada), Sr. Unsec. Gtd. Global Notes, 6.50%, 02/01/38	945,000	1,070,520

EOG Resources, Inc., Sr. Unsec. Notes, 4.10%, 02/01/21	475,000	502,765

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Oil & Gas Exploration & Production–(continued)

EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 7.50%, 09/15/18	$45,000	$43,200

Forest Oil Corp., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/15/19	60,000	59,850

Gazprom Via Gaz Capital S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 6.51%, 03/07/22(b)	265,000	285,537

Newfield Exploration Co., Sr. Unsec. Sub. Global Notes, 7.13%, 05/15/18	290,000	303,775

Petrohawk Energy Corp.,
Sr. Unsec. Gtd. Global Notes, 7.25%, 08/15/18	100,000	117,000

Sr. Unsec. Gtd. Notes, 6.25%, 06/01/19(b)	20,000	23,250

Petroleos Mexicanos (Mexico), Sr. Unsec. Gtd. Global Notes, 5.50%, 01/21/21	630,000	686,273

Pioneer Natural Resources Co., Sr. Unsec. Notes, 6.65%, 03/15/17	145,000	156,600

Plains Exploration & Production Co., Sr. Unsec. Gtd. Notes, 7.63%, 06/01/18	160,000	164,800

Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.75%, 06/01/21	80,000	80,800

SM Energy Co., Sr. Unsec. Notes, 6.63%, 02/15/19(b)	20,000	20,100

		4,214,541

Oil & Gas Refining & Marketing–0.07%
SunCoke Energy, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.50%, 06/01/17	35,000	35,656

sr. Unsec. Gtd. Notes, 7.63%, 08/01/19(b)	10,000	9,850

United Refining Co., Sr. Sec. Gtd. Global Notes, 10.50%, 02/28/18	105,000	106,838

		152,344

Oil & Gas Storage & Transportation–3.18%
Chesapeake Midstream Partners L.P., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/21(b)	45,000	43,200

Copano Energy LLC, Sr. Unsec. Gtd. Notes, 7.13%, 04/01/21	70,000	70,000

Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	53,000	54,921

Energy Transfer Partners L.P., Sr. Unsec. Global Notes, 6.05%, 06/01/41	1,135,000	1,099,695

Enterprise Products Operating LLC,
Sr. Unsec. Global Notes, 5.60%, 10/15/14	720,000	796,191

Sr. Unsec. Gtd. Global Notes, 5.25%, 01/31/20	250,000	272,579

Sr. Unsec. Gtd. Notes, 6.45%, 09/01/40	1,250,000	1,375,315

Inergy L.P., Sr. Unsec. Gtd. Notes, 6.88%, 08/01/21(b)	35,000	33,294

Kinder Morgan Energy Partners L.P., Sr. Unsec. Notes, 5.85%, 09/15/12	560,000	588,006

MarkWest Energy Partners L.P., Sr. Unsec. Gtd. Notes, 6.50%, 08/15/21	85,000	85,744

Overseas Shipholding Group, Inc., Sr. Unsec. Notes, 8.13%, 03/30/18	105,000	89,250

Regency Energy Partners L.P., Sr. Unsec. Gtd. Notes, 6.88%, 12/01/18	95,000	97,494

Spectra Energy Capital LLC, Sr. Unsec. Notes, 5.67%, 08/15/14	500,000	554,819

Targa Resources Partners L.P., Sr. Unsec. Gtd. Notes, 6.88%, 02/01/21(b)	50,000	48,875

Texas Eastern Transmission LP, Sr. Unsec. Notes, 7.00%, 07/15/32	755,000	946,152

Williams Partners L.P./Williams Partners Finance Corp., Sr. Unsec. Global Notes, 7.25%, 02/01/17	1,000,000	1,195,114

		7,350,649

Other Diversified Financial Services–4.80%
Bank of America Corp.,
Sr. Unsec. Global Notes,
3.70%, 09/01/15	500,000	491,608

7.63%, 06/01/19	695,000	787,544

Bear Stearns Cos., LLC (The),
Sr. Unsec. Global Notes, 7.25%, 02/01/18	680,000	802,906

Unsec. Sub. Notes, 5.55%, 01/22/17	1,030,000	1,107,762

Citigroup, Inc., Sr. Unsec. Global Notes, 6.13%, 05/15/18	1,450,000	1,574,443

ERAC USA Finance LLC,
Sr. Unsec. Gtd. Notes, 2.75%, 07/01/13(b)	555,000	567,294

Unsec. Gtd. Notes, 5.80%, 10/15/12(b)	200,000	210,347

General Electric Capital Corp., Sr. Unsec. Medium-Term Global Notes, 5.50%, 01/08/20	320,000	349,650

International Lease Finance Corp.,
Sr. Sec. Notes, 6.50%, 09/01/14(b)	2,970,000	2,959,605

Sr. Unsec. Notes, 8.25%, 12/15/20	295,000	300,531

JPMorgan Chase & Co.,
Sr. Unsec. Global Notes,
3.15%, 07/05/16	390,000	398,383

3.45%, 03/01/16	270,000	277,819

Merrill Lynch & Co., Inc., Unsec. Gtd. Unsub. Global Bonds, 7.75%, 05/14/38	765,000	769,593

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Gtd. Notes, 1.90%, 11/01/15	500,000	502,262

		11,099,747

Packaged Foods & Meats–1.11%
Del Monte Foods Co., Sr. Unsec. Gtd. Notes, 7.63%, 02/15/19(b)	35,000	35,000

Kraft Foods, Inc.,
Sr. Unsec. Global Notes, 6.88%, 02/01/38	1,255,000	1,500,139

Sr. Unsec. Notes, 6.88%, 01/26/39	850,000	1,022,780

		2,557,919

Paper Packaging–0.01%
Cascades, Inc. (Canada), Sr. Unsec. Gtd. Global Notes, 7.88%, 01/15/20	15,000	14,588

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Paper Products–0.12%
Boise Cascade LLC, Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 10/15/14	$85,000	$83,300

Clearwater Paper Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 11/01/18	40,000	40,000

Mercer International, Inc., Sr. Unsec. Gtd. Global Notes, 9.50%, 12/01/17	70,000	69,912

NewPage Corp., 11.38%, 12/31/14	45,000	39,938

P.H. Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 7.13%, 05/01/16	45,000	45,619

		278,769

Pharmaceuticals–0.18%
Elan Finance PLC (Ireland), Sr. Unsec. Gtd. Global Notes, 8.75%, 10/15/16	100,000	103,125

Endo Pharmaceuticals Holdings, Inc., Sr. Unsec. Gtd. Notes, 7.00%, 12/15/20(b)	20,000	20,200

Mylan, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 11/15/18(b)	35,000	34,650

NBTY, Inc., Sr. Gtd. Notes, 9.00%, 10/01/18	20,000	21,100

Valeant Pharmaceuticals International, Sr. Unsec. Gtd. Notes, 6.75%, 10/01/17(b)	85,000	79,262

Wyeth, Sr. Unsec. Notes, 6.45%, 02/01/24	120,000	153,595

		411,932

Property & Casualty Insurance–1.80%
CNA Financial Corp., Sr. Unsec. Notes, 7.35%, 11/15/19	1,100,000	1,250,456

QBE Capital Funding III Ltd. (Botswana), Unsec. Sub. Gtd. Variable Rate Notes, 7.25%, 05/24/41(b)(c)	1,500,000	1,451,250

W.R. Berkley Corp., Sr. Unsec. Notes, 7.38%, 09/15/19	600,000	709,693

XL Group PLC (Ireland), Sr. Unsec. Global Notes, 5.25%, 09/15/14	710,000	760,455

		4,171,854

Publishing–0.02%
Nielsen Finance LLC, Sr. Unsec Gtd. Global Notes, 7.75%, 10/15/18	50,000	51,875

Railroads–1.10%
Canadian Pacific Railway Co. (Canada), Sr. Unsec. Yankee Notes, 4.45%, 03/15/23	225,000	235,373

CSX Corp.,
Sr. Unsec. Global Notes, 6.15%, 05/01/37	770,000	883,992

Sr. Unsec. Notes, 5.50%, 04/15/41	1,350,000	1,423,932

Kansas City Southern de Mexico SA de CV (Mexico), Sr. Unsec. Global Notes, 6.13%, 06/15/21	3,000	3,007

		2,546,304

Real Estate Services–0.01%
Kansas City Southern de Mexico SA de CV, Sr. Unsec. Gtd. Global Notes, 6.63%, 10/15/20	32,000	31,440

Regional Banks–0.92%
BB&T Capital Trust II, Jr. Unsec. Gtd. Sub. Global Notes, 6.75%, 06/07/36	80,000	79,728

CIT Group, Inc., Sec. Bonds, 7.00%, 05/02/17(b)	170,000	166,175

Nationwide Building Society (United Kingdom), Sr. Unsec. Notes, 6.25%, 02/25/20(b)	1,030,000	1,067,720

PNC Financial Services Group, Inc., Jr. Unsec. Variable Rate Notes, 6.75%, 12/31/49(c)	25,000	24,188

Regions Financial Corp., Sr. Unsec. Notes, 5.75%, 06/15/15	575,000	543,375

Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	55,000	47,300

Zions Bancorp., Unsec. Sub. Notes, 6.00%, 09/15/15	195,000	195,975

		2,124,461

Research & Consulting Services–0.52%
FTI Consulting, Inc., Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	60,000	59,550

Novant Health, Inc., Sr. Unsec. Gtd. Medium-Term Notes, 5.85%, 11/01/19	1,000,000	1,146,797

		1,206,347

Restaurants–0.41%
Yum! Brands, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/37	780,000	941,668

Retail REIT’s–0.25%
WEA Finance LLC, Sr. Gtd. Notes, 7.13%, 04/15/18(b)	500,000	574,923

Semiconductor Equipment–0.04%
Amkor Technology, Inc.,
Sr. Unsec. Global Notes, 7.38%, 05/01/18	6,000	6,000

Sr. Unsec. Notes, 6.63%, 06/01/21(b)	75,000	70,312

Sensata Technologies B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.50%, 05/15/19(b)	25,000	24,125

		100,437

Semiconductors–0.08%
Freescale Semiconductor, Inc., Sr. Sec. Gtd. Notes, 9.25%, 04/15/18(b)	170,000	179,350

Soft Drinks–0.33%
Coca Cola Enterprises, Inc., Sr. Unsec. Notes, 1.13%, 11/12/13	750,000	753,685

Specialized Finance–0.83%
Moody’s Corp., Sr. Unsec. Notes, 5.50%, 09/01/20	1,080,000	1,157,830

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13        Invesco Van Kampen Bond Fund

	Principal
	Amount	Value

Specialized Finance–(continued)

National Rural Utilities Cooperative Finance Corp., Sr. Sec. Collateral Trust Bonds, 3.05%, 03/01/16	$720,000	$762,738

		1,920,568

Specialized REIT’s–1.47%
Entertainment Properties Trust, Sr. Unsec. Gtd. Global Notes, 7.75%, 07/15/20	1,250,000	1,405,621

HCP, Inc., Sr. Unsec. Notes, 3.75%, 02/01/16	265,000	268,276

Host Hotels & Resorts L.P.,
Sr. Gtd. Global Notes, 6.00%, 11/01/20	50,000	49,500

Sr. Notes, 5.88%, 06/15/19(b)	10,000	9,925

MPT Operating Partnership L.P., Sr. Unsec. Gtd. Notes, 6.88%, 05/01/21(b)	25,000	23,937

Omega Healthcare Investors, Inc., Sr. Unsec. Gtd. Global Notes., 6.75%, 10/15/22	20,000	19,200

Senior Housing Properties Trust, Sr. Unsec. Notes,, 4.30%, 01/15/16	755,000	752,641

Ventas Realty L.P., Sr. Unsec. Gtd. Notes, 4.75%, 06/01/21	895,000	863,532

		3,392,632

Specialty Chemicals–0.07%
Ferro Corp., Sr. Unsec. Notes, 7.88%, 08/15/18	85,000	86,169

NewMarket Corp., Sr. Unsec. Gtd. Global Notes, 7.13%, 12/15/16	25,000	25,547

PolyOne Corp., Sr. Unsec. Notes, 7.38%, 09/15/20	55,000	56,856

		168,572

Steel–1.14%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 05/15/20	50,000	46,000

ArcelorMittal (Luxembourg),
Sr. Unsec. Global Bonds, 9.85%, 06/01/19	770,000	944,318

Sr. Unsec. Global Notes,
5.50%, 03/01/21	135,000	132,441

6.75%, 03/01/41	135,000	129,557

7.00%, 10/15/39	625,000	604,393

FMG Resources Ltd. (Australia),
7.00%, 11/01/15(b)	40,000	40,350

Sr. Unsec. Gtd. Notes, 6.38%, 02/01/16(b)	15,000	14,588

United States Steel Corp., Sr. Unsec. Notes, 7.00%, 02/01/18	70,000	67,200

Vale Overseas Ltd. (Brazil), Sr. Unsec. Gtd. Global Notes, 6.88%, 11/10/39	580,000	658,253

		2,637,100

Systems Software–0.06%
Allen Systems Group, Inc., Sec. Gtd. Notes, 10.50%, 11/15/16(b)	120,000	111,900

Vangent, Inc., Sr. Unsec. Gtd. Sub. Global Notes, 9.63%, 02/15/15(e)	15,000	15,750

		127,650

Technology Distributors–0.21%
Avnet, Inc., Sr. Unsec. Notes, 5.88%, 06/15/20	460,000	492,582

Textiles–0.07%
Levi Strauss & Co., Sr. Unsec. Global Notes, 7.63%, 05/15/20	160,000	155,200

Tires & Rubber–0.02%
Cooper Tire & Rubber Co., Sr. Unsec. Notes, 8.00%, 12/15/19	50,000	50,250

Goodyear Tire & Rubber Co., Sr. Unsec. Gtd Notes, 8.25%, 08/15/20	4,000	4,220

		54,470

Tobacco–1.08%
Altria Group, Inc.,
Sr. Unsec. Gtd. Global Notes,
4.75%, 05/05/21	935,000	974,094

9.70%, 11/10/18	340,000	449,596

Goodyear Tire & Rubber Co., Sr. Unsec. Gtd. Global Notes, 4.13%, 09/11/15	1,000,000	1,072,923

		2,496,613

Trading Companies & Distributors–0.07%
H&E Equipment Services, Inc., Sr. Unsec. Gtd. Global Notes, 8.38%, 07/15/16	114,000	113,715

Interline Brands, Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 11/15/18	20,000	19,900

RSC Equipment Rental, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 02/01/21	20,000	18,800

		152,415

Trucking–0.07%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 01/15/19	45,000	43,650

Hertz Corp. (The),
Sr. Unsec. Gtd. Notes,
6.75%, 04/15/19(b)	60,000	56,700

7.38%, 01/15/21(b)	55,000	52,937

		153,287

Wireless Telecommunication Services–1.85%
America Movil S.A.B de C.V. (Mexico), Sr. Unsec. Gtd. Global Notes 6.13%, 03/30/40	565,000	621,110

American Tower Corp.,
Sr. Unsec. Global Notes, 4.63%, 04/01/15	820,000	887,268

Sr. Unsec. Notes, 4.50%, 01/15/18	515,000	528,504

Clearwire Communications LLC, Sr. Sec. Gtd. Notes, 12.00%, 12/01/15(b)	150,000	142,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14        Invesco Van Kampen Bond Fund

	Principal
	Amount		Value

Wireless Telecommunication Services–(continued)

Cricket Communications, Inc.,
Sr. Notes, 7.75%, 10/15/20(b)		$20,000	$18,100

Sr. Unsec. Gtd. Global Notes, 7.75%, 10/15/20		136,000	121,720

Crown Castle Towers LLC, Sr. Sec. Gtd. Notes, 4.88%, 08/15/20(b)		1,215,000	1,286,381

Digicel Group Ltd. (Bermuda), Sr. Unsec. Notes, 8.88%, 01/15/15(b)		100,000	99,875

MetroPCS Wireless, Inc.,
Sr. Unsec. Gtd. Notes,
6.63%, 11/15/20		65,000	61,100

7.88%, 09/01/18		20,000	20,363

SBA Telecommunications, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 08/15/19		150,000	157,875

Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.90%, 05/01/19		195,000	190,125

Wind Acquisition Finance S.A. (Luxembourg), Sr. Sec. Gtd. Notes, 11.75%, 07/15/17(b)		150,000	156,000

			4,290,921

Total U.S. Dollar Denominated Bonds & Notes (Cost $184,323,152)			193,064,634

U.S. Treasury Securities–10.59%
U.S. Treasury Bills–0.15%
0.11%, 11/17/11(f)		350,000	349,996

U.S. Treasury Notes–6.41%
2.00%, 04/30/16		5,975,000	6,297,090

1.75%, 05/31/16		450,000	468,703

3.63%, 02/15/21		5,000,000	5,646,875

3.13%, 05/15/21		2,225,000	2,411,344

			14,824,012

U.S. Treasury Bonds–4.03%
4.75%, 02/15/41		7,660,000	9,321,262

Total U.S. Treasury Securities (Cost $22,833,416)			24,495,270

Asset-Backed Securities–1.77%
Bear Stearns Commercial Mortgage Securities;–Series 2007-T26, Class A4, Variable Rate Pass Through Ctfs., 5.47%, 01/12/45(c)		700,000	769,209

Commercial Mortgage Pass Through Certificates;–Series 2007-FL14, Class A1, Floating Rate Pass Through Ctfs., 0.30%, 06/15/22(b)(c)		168,665	161,680

GS Mortgage Securities Corp. II;–Series 2010-C1, Class C, Variable Rate Pass Through Ctfs., 5.64%, 12/31/49(b)(c)		1,000,000	901,649

LB-UBS Commercial Mortgage Trust;–Series 2006-C6, Class A4, 5.37%, 09/15/39		760,000	826,078

Santander Drive Auto Receivables Trust;–Series 2011-1, Class D, Pass Through Ctfs., 4.01%, 02/15/17		790,000	795,332

TIAA Seasoned Commercial Mortgage Trust;–Series 2007-C4, Class A2, Variable Rate Pass Through Ctfs., 5.70%, 08/15/39(c)		635,000	647,894

Total Asset-Backed Securities (Cost $3,873,951)			4,101,842

Municipal Obligations–1.42%
Alameda (County of), California Joint Powers Authority (Multiple Capital); Series 2010 A, Taxable Lease RB, 7.05%, 12/01/44		530,000	606,002

Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4 Project J); Series 2010 A, Taxable RB, 6.64%, 04/01/57		1,000,000	1,020,160

New Jersey (State of) Transportation Trust Fund Authority (Build America Bonds); Series 2010 C, Taxable RB, 5.75%, 12/15/28		1,040,000	1,067,955

New York City (City of) Transitional Finance Authority (Build America Bonds); Sub-series 2011 B-1, Future Tax Secured RB, 5.57%, 11/01/38		525,000	589,570

Total Municipal Obligations (Cost $3,160,000)			3,283,687

Non-U.S. Dollar Denominated Bonds & Notes–0.52%(g)
Canada–0.02%
Gateway Casinos & Entertainment Ltd. (Canada), Sec. Gtd. Notes, 8.88%, 11/15/17(b)	CAD	49,000	52,298

Germany–0.11%
Kabel Deutschland Vetrieb und Service GmbH & Co. K.G. (Germany), Sr. Sec. Notes, 6.50%, 06/29/18(b)	EUR	100,000	141,363

KION Finance S.A. (Germany), Sr. Sec. Gtd Notes, 7.88%, 04/15/18(b)	EUR	100,000	119,989

			261,352

Ireland–0.06%
Nara Cable Funding Ltd. (Ireland), Sr. Sec. Notes, 8.88%, 12/01/18(b)	EUR	100,000	126,097

Luxembourg–0.06%
Mark IV Europe Lux SCA/Mark IV USA SCA (Luxembourg), Sr. Sec. Gtd. Notes, 8.88%, 12/15/17(b)	EUR	100,000	141,545

Netherlands–0.12%
Goodyear Dunlop Tires Europe B.V. (Netherlands), Sr. Unsec. Gtd. Notes, 6.75%, 04/15/19(b)	EUR	100,000	134,719

Ziggo Bond Co. B.V. (Netherlands), Sr. Sec. Gtd. Notes, 8.00%, 05/15/18(b)	EUR	100,000	141,185

			275,904

United Kingdom–0.15%
Bakkavor Finance 2 PLC (United Kingdom), Sr. Sec. Gtd. Notes, 8.25%, 02/15/18(b)	GBP	100,000	114,478

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15        Invesco Van Kampen Bond Fund

	Principal
	Amount		Value

United Kingdom–(continued)

Odeon & UCI Finco PLC (United Kingdom), Sr. Sec. Gtd. Notes, 9.00%, 08/01/18(b)	GBP	150,000	$224,084

			338,562

Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $1,312,131)			1,195,758

	Shares		Value
Preferred Stocks–0.05%(a)
Consumer Finance–0.03%
Ally Financial, Inc. Series A, 8.50% Variable Rate Pfd.(c)		1,440	29,693

GMAC Capital Trust I Series 2, 8.13% Jr. Sub. Gtd. Variable Rate Pfd.(c)		1,615	34,480

			64,173

Diversified Banks–0.00%
Ally Financial, Inc. Series G, 7.00% Pfd.(b)		7	5,327

Industrial REIT’s–0.01%
DuPont Fabros Technology, Inc. Series B, 7.63% Pfd.		560	13,894

Tires & Rubber–0.01%
Goodyear Tire & Rubber Co. (The) 5.88% Conv. Pfd.		420	18,866

Total Preferred Stocks (Cost $117,777)			102,260

Money Market Funds–0.15%
Liquid Assets Portfolio–Institutional Class(h)		175,823	175,823

Premier Portfolio–Institutional Class(h)		175,823	175,823

Total Money Market Funds (Cost $351,646)			351,646

TOTAL INVESTMENTS–97.97% (Cost $215,972,073)			226,595,097

OTHER ASSETS LESS LIABILITIES–2.03%			4,731,483

NET ASSETS–100.00%			$231,326,580

Investment Abbreviations:

CAD	– Canadian Dollar
Conv.	– Convertible
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
RB	– Revenue Bonds
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured
Unsub.	– Unsubordinated

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2011 was $53,768,165, which represented 23.24% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2011.
(d)	Interest payments have been suspended under European Union agreement for 24 months beginning April 30, 2010.
(e)	Defaulted security. Currently, the issuer is partially or fully in default with respect to interest payments. The value of this security at August 31, 2011 was $15,750, which represented 0.01% of the Fund’s Net Assets.
(f)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(g)	Foreign denominated security. Principal amount is denominated in currency indicated.
(h)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type

U.S. Dollar Denominated Bonds & Notes	83.5%

U.S. Treasury Securities	10.6

Asset-Backed Securities	1.8

Municipal Obligations	1.4

Non-U.S. Dollar Denominated Bonds & Notes	0.5

Preferred Stocks	0.0

Money Market Funds Plus Other Assets Less Liabilities	2.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16        Invesco Van Kampen Bond Fund

Statement of Assets and Liabilities

August 31, 2011
(Unaudited)

Assets:
Investments, at value (Cost $215,620,427)	$226,243,451

Investments in affiliated money market funds, at value and cost	351,646

Total investments, at value (Cost $215,972,073)	226,595,097

Receivable for:
Investments sold	3,508,552

Variation margin	18,187

Dividends and interest	3,111,974

Unrealized appreciation on swap agreements	45,276

Other assets	21,846

Total assets	233,300,932

Liabilities:
Foreign currencies overdraft, at value (Cost $7,131)	8,339

Payable for:
Investments purchased	762,114

Amount due custodian	1,025,804

Dividends	45,365

Foreign currency contracts outstanding	7,873

Accrued fees to affiliates	77

Accrued other operating expenses	110,238

Trustee deferred compensation and retirement plans	3,812

Premiums received on swap agreements	10,730

Total liabilities	1,974,352

Net assets applicable to share outstanding	$231,326,580

Net assets consist of:
Shares of beneficial interest	$218,509,250

Undistributed net investment income (loss)	(637,262)

Undistributed net realized gain	5,370,886

Unrealized appreciation	8,083,706

$231,326,580

Shares outstanding, $1.00 par value per share, with 15,000,000 number of shares authorized:
Shares outstanding	11,335,939

Net asset value per share	$20.41

Market value per share	$19.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17        Invesco Van Kampen Bond Fund

Statement of Operations

For the six months ended August 31, 2011
(Unaudited)

Investment income:
Interest	$5,860,838

Dividends from affiliated money market funds	476

Total investment income	5,861,314

Expenses:
Advisory fees	486,390

Administrative services fees	26,636

Custodian fees	8,728

Trustees’ and officers’ fees and benefits	12,107

Professional services fees	36,855

Transfer agent fees	41,680

Other	50,409

Total expenses	662,805

Less: Fees waived	(1,050)

Net expenses	661,755

Net investment income	5,199,559

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	3,783,440

Foreign currencies	(16,503)

Foreign currency contracts	15,019

Futures contracts	2,877,733

Swap agreements	(5,537)

6,654,152

Change in net unrealized appreciation (depreciation) of:
Investment securities	(52,881)

Foreign currencies	163

Foreign currency contracts	(7,873)

Futures contracts	(2,868,944)

Swap agreements	45,276

(2,884,259)

Net realized and unrealized gain	3,769,893

Net increase in net assets resulting from operations	$8,969,452

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18        Invesco Van Kampen Bond Fund

Statement of Changes in Net Assets

For the six months ended August 31, 2011, the eight months ended February 28, 2011 and the year ended June 30, 2010
(Unaudited)

	Six months	Eight months
	ended	ended	Year ended
	August 31,	February 28,	June 30,
	2011	2011	2010

Operations:
Net investment income	$5,199,559	$6,997,233	$11,786,074

Net realized gain	6,654,152	8,360,615	5,512,962

Change in net unrealized appreciation (depreciation)	(2,884,259)	(3,848,549)	14,668,622

Net increase in net assets resulting from operations	8,969,452	11,509,299	31,967,658

Distributions to shareholders from net investment income	(5,441,251)	(7,424,263)	(11,609,494)

Share transactions–net:
Value of common shares issued through divided reinvestment	-0-	107,791	261,395

Net increase in net assets	3,528,201	4,192,827	20,619,559

Net assets applicable to common shares:
Beginning of period	227,789,379	223,605,552	202,985,993

End of period (includes undistributed net investment income (loss) of $(637,262), $(395,570) and $(263,263), respectively)	$231,326,580	$227,798,379	$223,605,552

Notes to Financial Statements

August 31, 2011
(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Van Kampen Bond Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company.
  The Fund’s investment objective is to seek interest income while conserving capital.
  The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).
Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.
Debt obligations (including convertible bonds) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and/or principal payments.
Swap agreements are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing services are valued basded on a model which may include end of day net present values, spreads, ratings, industry, and company performance.
Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If

19        Invesco Van Kampen Bond Fund

between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trade is not the current value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economical upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.
Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including Corporate Loans.
Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.
Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — The Fund declares and pays monthly dividends from net investment income to common shareholders. Distributions from net realized capital gain, if any, are generally paid annually and are distributed on a pro rata basis to common shareholders. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.
F.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
G.	Securities Purchased on a When-Issued and Delayed Delivery Basis — The Fund may purchase and sell interests in portfolio securities on a when-issued and delayed delivery basis, with payment and delivery scheduled for a future date. No income accrues to the Fund on such interests or securities in connection with such transactions prior to the date the Fund actually takes delivery of such interests or securities. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of acquiring such securities, they may sell such securities prior to the settlement date.

20        Invesco Van Kampen Bond Fund

H.	Indemnifications — Under the Fund’s organizational documents, each Director, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.
The Fund may invest in foreign securities which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.
J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal counterparty risk since the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency exchange rate and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk.
Interest rate, total return, index, and currency exchange rate swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.
A CDS is an agreement between two parties (“Counterparties”) to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances.
Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an

21        Invesco Van Kampen Bond Fund

improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.
Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to cover the Fund’s exposure to the counterparty. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations.
L.	Collateral — To the extent the Fund has pledged or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate

First $500 million	0.42%

Over $500 million	0.35%

  Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).
  The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit the Fund’s expenses (excluding certain items discussed below) to 0.58%. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Fund’s expenses to exceed the limit reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items; and (5) expenses that the Trust has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
  Further, the Adviser has contractually agreed, through at least June 30, 2012, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.
  For the six months ended August 31, 2011, the Adviser waived advisory fees of $1,050.
  The Fund has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended August 31, 2011, expenses incurred under this agreement are shown in the Statement of Operations as administrative services fees.
  Certain officers and trustees of the Fund are officers and directors of Invesco.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

22        Invesco Van Kampen Bond Fund

  The following is a summary of the tiered valuation input levels, as of August 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
  During the six months ended August 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Equity Securities	$448,579	$5,327	$—	$453,906

U.S. Treasury Securities	—	24,495,270	—	24,495,270

Corporate Debt Securities	—	194,260,392	—	194,260,392

Asset Backed Securities	—	4,101,842	—	4,101,842

Municipal Obligations	—	3,283,687	—	3,283,687

	$448,579	$226,146,518	$—	$226,595,097

Foreign Currency Contracts*	—	(7,873)	—	(7,873)

Futures Contracts*	(2,576,884)	—	—	(2,576,884)

Swap Agreements*	—	45,276	—	45,276

Total Investments	$(2,128,305)	$226,183,921	$—	$224,055,616

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

The Fund has implemented the required disclosures about derivative instruments and hedging activities in accordance with GAAP. This disclosure is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position and financial performance. The enhanced disclosure has no impact on the results of operations reported in the financial statements.

Value of Derivative Instruments at Period-End

The table below summarizes the value of the Fund’s derivative instruments, detailed by primary risk exposure, held as of August 31, 2011:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities

Currency risk
Foreign currency contracts	$6,503	$(14,376)

Interest rate risk
Futures contracts(a)	161,986	(2,738,870)

Credit risk
Swap agreements	45,276	—

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets & Liabilities.

Effect of Derivative Instruments for the six months ended August 31, 2011

The table below summarizes the gains (losses) on derivative instruments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on
	Statement of Operations
		Swap	Foreign Currency
	Futures*	Agreements*	Contracts*

Realized Gain (Loss)
Currency risk	$—	$—	$15,019

Credit risk	—	(5,537)	—

Interest rate risk	2,877,733	—	—

Change in Unrealized Appreciation (Depreciation)
Currency risk	$—	$—	$(7,873)

Credit risk	—	45,276	—

Interest rate risk	(2,868,944)	—	—

Total	$8,789	$39,739	$7,146

*	The average notional value of futures, swap agreements and foreign currency contracts outstanding during the period was $57,198,893, $1,655,000 and $480,620, respectively.

23        Invesco Van Kampen Bond Fund

Open Futures Contracts
				Unrealized
	Number of	Expiration	Notional	Appreciation
Contracts	Contracts	Month	Value	(Depreciation)

Long Contracts
U.S. Treasury Ultra Bonds	22	December 2011	$3,149,438	$(21,359)

U.S. Treasury 5 Year Notes	422	December 2011	51,714,781	161,986

Subtotal			$54,864,219	$140,627

Short Contracts
U.S. Treasury 10 Year Notes	329	September 2011	$42,780,281	$(2,717,511)

Total			$97,644,500	$(2,576,884)

Open Foreign Currency Contracts
Settlement		Contract to				Notional	Unrealized
Date	Counterparty	Deliver		Receive		Value	Appreciation

11/17/2011	SAL SBAR	GBP	203,000	USD	335,841	$329,338	$6,503

							Unrealized
Settlement		Contract to				Notional	Appreciation
Date	Counterparty	Deliver		Receive		Value	(Depreciation)

11/09/2011	RBC Dain Rausch	EUR	559,000	USD	788,214	$802,590	$(14,376)

Total open foreign currency contracts							$(7,873)

Currency Abbreviations:
EUR – Euro
GBP – British Pounds
USD – U.S. Dollar

Open Swap Agreements
			Notional
		Expiration	Amount
Reference Entity	Counterparty	Date	(000)	Value

CDX IG 16 5 Years	Bank of America, N.A.	June 2016	4,965	$45,276

NOTE 5—Trustees’ and Officers’ Fees and Benefits

“Trustees’ and Officers’ Fees and Benefits” include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.
  For the six months ended August 31, 2011, the Fund paid legal fees of $11,170 for services rendered by Skadden, Arps, Slate, Meagher & Flom LLP, as legal counsel to the Fund. A member of that firm is a Trustee of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with The State Street Bank and Trust Company, the custodian bank. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.
  Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.
  The Fund had a capital loss carryforward as of February 28, 2011 which expires as follows:

Capital Loss
Expiration	Carryforward*

February 28, 2017	$991,204

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code.

24        Invesco Van Kampen Bond Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended August 31, 2011 was $57,425,325 and $83,191,052, respectively. The cost of purchases and proceeds from sales of long-term U.S. Government securities, including paydowns on mortgage-backed securities for the period was $22,483,499 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$12,654,505

Aggregate unrealized (depreciation) of investment securities	(2,550,449)

Net unrealized appreciation of investment securities	$10,104,056

Cost of investments for tax purposes is $216,491,041.

NOTE 9—Common Shares of Beneficial Interest

Transactions in common shares of beneficial interest were as follows:

	Six months ended	Eight months ended	Year ended
	August 31,	February 28,	June 30,
	2011	2011	2010

Beginning shares	11,335,939	11,330,647	11,317,176

Shares Issued Through Dividend Reinvestment	-0-	5,292	13,471

Ending shares	11,335,939	11,335,939	11,330,647

NOTE 10—Dividends

The Fund declared the following dividends from net investment income subsequent to August 31, 2011

Declaration Date	Amount Per Share	Record Date	Payable Date

September 1, 2011	$0.08	September 15, 2011	September 30, 2011

September 30, 2011	$0.08	October 14, 2011	October 31, 2011

25        Invesco Van Kampen Bond Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

			Eight months
	Six months ended		ended
	August 31,		February 28,		Year ended June 30,
	2011		2011		2010	2009	2008	2007	2006

Net asset value, beginning of period	$20.10		$19.73		$17.94	$18.33	$18.70	$18.59	$19.69

Net investment income(a)	0.46		0.62		1.04	0.95	0.92	0.90	0.89

Net realized and unrealized gain (loss)	0.33		0.41		1.78	(0.22)	(0.37)	0.15	(1.03)

Total income (loss) from investment operations	0.79		1.03		2.82	0.73	0.55	1.05	(0.14)

Less distributions from net investment income	0.48		0.66		1.03	1.12	0.92	0.94	0.96

Net asset value, end of period	$20.41		$20.10		$19.73	$17.94	$18.33	$18.70	$18.59

Market value, end of period	$19.68		$18.30		$19.65	$17.12	$16.62	$16.84	$16.40

Total return at net asset value(b)	4.12%		5.35%

Total return at market value(c)	10.32%		(3.69)%		21.02%	10.29%	4.17%	8.38%	(2.59)%

Net assets at end of period (000s omitted)	$231,327		$227,798		$223,606	$202,986	$207,338	$211,418	$211,225

Ratio of expenses to average net assets:
With fee waivers and/or expense reimbursements	0.57	%(d)	0.52	%(f)	N/A	N/A	N/A	N/A	N/A

Without fee waivers and/or expense reimbursements	0.57	%(d)	0.53	%(f)	0.59%	0.58%	0.61%	0.57%	0.59%

Ratio of net investment income to average net assets	4.49	%(d)	4.61	%(f)	5.40%	5.54%	4.82%	4.72%	4.61%

Portfolio turnover rate(e)	35%		79%		77%	59%	111%	188%	64%

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Not annualized for periods less than one year, if applicable.
(c)	Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Fund’s dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated. Not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average net assets (000’s omitted) of $230,355.
(e)	Portfolio turnover is not annualized for periods less than one year, if applicable.
(f)	Annualized

26        Invesco Van Kampen Bond Fund

Approval of Investment Advisory and Sub-Advisory Contracts

The Board of Trustees (the Board) of Invesco Van Kampen Bond Fund (the Fund) is required under the Investment Company Act of 1940, as amended, to approve annually the renewal of the investment advisory agreement with Invesco Advisers, Inc. (Invesco Advisers) and the Master Intergroup Sub-Advisory Contract (the sub-advisory contracts) with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Australia Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the Affiliated Sub-Advisers). During contract renewal meetings held on May 8, 2011, the Board as a whole, and the disinterested or “independent” Trustees, who comprise more than 75% of the Board, voting separately, approved the continuance of the Fund’s investment advisory agreement and the sub-advisory contracts for another year, effective July 1, 2011. In doing so, the Board considered the process that it follows in reviewing and approving the Fund’s investment advisory agreement and sub-advisory contracts and the information that it is provided. The Board determined that the Fund’s investment advisory agreement and the sub-advisory contracts are in the best interests of the Fund and its shareholders and the compensation to Invesco Advisers and the Affiliated Sub-Advisers under the agreements is fair and reasonable.

The Board’s Fund Evaluation Process
The Board, acting directly and through its committees, meets throughout the year to review the performance of the Invesco Van Kampen funds. Over the course of each year, the Board, acting directly and through its committees, meets with portfolio managers for the funds and other members of management to review the performance, investment objective(s), policies, strategies and limitations and investment risks of the funds. The Board meets regularly and at designated contract renewal meetings each year to conduct a review of the performance, fees, expenses and other matters related to the funds.
  During the contract renewal process, the Trustees receive comparative performance and fee data regarding the funds prepared by Invesco Advisers and an independent company, Lipper, Inc. (Lipper). The independent Trustees are assisted in their annual evaluation of the funds’ investment advisory agreements by fund counsel.
  In evaluating the fairness and reasonableness of the Fund’s investment advisory agreement and sub-advisory contracts, the Board considered, among other things, the factors discussed below. The Trustees recognized that the advisory fees for the Invesco Van Kampen funds reflect the results of years of review and negotiation between the Trustees and Van Kampen Asset Management, the funds’ predecessor investment adviser. The Trustees’ deliberations and conclusions in a particular year may be based in part on their deliberations and conclusions regarding these same arrangements throughout the year and in prior years. The Board noted the willingness of Invesco Advisers personnel to engage in open and candid discussions with the Board. One Trustee may have weighed a particular piece of information differently than another Trustee.
  The discussion below is a summary of the Board’s evaluation with respect to the Fund’s investment advisory agreement as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of the Fund’s investment advisory agreement and sub-advisory contracts. Unless otherwise stated, this information is current as of May 8, 2011, and may not reflect consideration of factors that became known to the Board after that date, including, for example, changes to the Fund’s performance, advisory fees, expense limitations and/or fee waivers.

Factors and Conclusions

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers
The Board reviewed the advisory services provided to the Fund by Invesco Advisers under the Fund’s investment advisory agreement, the performance of Invesco Advisers in providing these services, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services. Based on their meetings throughout the year with the Fund’s portfolio manager, the Board concluded that these individuals are competent and able to continue to carry out their responsibilities under the Fund’s investment advisory agreement or sub-advisory contracts, as applicable. The Board’s review of the qualifications of Invesco Advisers to provide advisory services included the Board’s consideration of Invesco Advisers’ performance and investment process oversight, independent credit analysis and investment risk management.
  In determining whether to continue the Fund’s investment advisory agreement, the Board considered the prior relationship between Invesco Advisers (and previously Van Kampen Asset Management) and the Fund, as well as the Board’s knowledge of Invesco Advisers’ operations, and concluded that it is beneficial to maintain the current relationship, in part, because of such knowledge. The Board also considered services that Invesco Advisers and its affiliates provide to the Invesco Van Kampen funds such as various back office support functions, equity and fixed income trading operations, internal audit and legal and compliance. The Board concluded that the nature, extent and quality of the services provided to the Fund by Invesco Advisers are appropriate and satisfactory and the advisory services are provided in accordance with the terms of the Fund’s investment advisory agreement.
  The Board reviewed the services provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board concluded that the sub-advisory contracts benefit the Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing the Fund. The Board concluded that the nature, extent and quality of the services provided by the Affiliated Sub-Advisers are appropriate and satisfactory and in accordance with the terms of the Fund’s sub-advisory contracts.

B.	Fund Performance
The Board considered Fund performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.
  The Board compared the Fund’s performance during the past one, three and five calendar years to the performance of funds in the Fund’s Lipper performance universe and against the Barclays Capital Baa U.S. Corporate Bond Index. The Board noted that the Fund’s performance was in the second quintile of its performance universe for the three and five year periods and the fourth quintile for the one year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that the Fund’s performance was below the performance of the Index for the one, three and five year periods. When considering a fund’s performance, the Board places emphasis on trends and longer term returns.

C.	Advisory and Sub-Advisory Fees and Fee Waivers
The Board compared the Fund’s contractual advisory fee rate to the contractual advisory fee rates of funds in the Fund’s Lipper expense group at a common asset level. The Board noted that the Fund’s contractual advisory fee rate was below the median contractual advisory fee rate of funds in its

27        Invesco Van Kampen Bond Fund

expense group. The Board also reviewed the methodology used by Lipper in providing expense group information, which includes using audited financial data from the most recent annual report of each fund in the expense group that was publicly available as of the end of the past calendar year and including only one fund per investment adviser. The Board noted that comparative data is as of varying dates, which may affect the comparability of data during times of market volatility.
  The Board also compared the Fund’s effective fee rate (the advisory fee after advisory fee waivers and before expense limitations/waivers) to the advisory fee rates of other funds advised by Invesco Advisers and its affiliates with investment strategies comparable to those of the Fund. The Board reviewed not only the advisory fees but other fees and expenses (whether paid to Invesco Advisers, its affiliates or others) and the Fund’s overall expense ratio.
  The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other client accounts with investment strategies comparable to those of the Fund. The Board noted that Invesco Advisers or the Affiliated Sub-Advisers may charge lower fees to large institutional clients solely for investment management services. Invesco Advisers reviewed with the Board the significantly greater scope of services it provides to the Invesco Van Kampen funds relative to other client accounts. These additional services include provision of administrative services, officers and office space, oversight of service providers, preparation of shareholder reports, efforts to support secondary market trading of the Fund’s shares, preparation of financial information and regulatory compliance under the Investment Company Act of 1940, as amended, and stock exchange listing standards, including preparation for, coordinating the solicitation of proxies for, and conducting annual shareholder meetings. The Board noted that sub-advisory fees charged by the Affiliated Sub-Advisers to manage the Invesco Funds and to manage other client accounts were often more comparable. The Board concluded that the aggregate services provided to the Fund were sufficiently different from those provided to institutional clients, and the Board not place significant weight on these fee comparisons.
  The Board noted that Invesco Advisers has contractually agreed to waive fees and/or limit expenses of the Fund through at least June 30, 2012 in an amount necessary to limit total annual operating expenses to a specified percentage of average daily net assets for each class of the Fund. The Board also considered the effect this fee waiver would have on the Fund’s total estimated expenses.
  The Board also considered the services provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the allocation of fees between Invesco Advisers and the Affiliated Sub-Advisers pursuant to the sub-advisory contracts. The Board noted that Invesco Advisers provides services to sub-advised Invesco Van Kampen funds, including oversight of the Affiliated Sub-Advisers as well as the additional services described above other than day-to-day portfolio management. The Board also noted that the sub-advisory fees have no direct effect on the Fund or its shareholders, as they are paid by Invesco Advisers to the Affiliated Sub-Advisers.
  Based upon the information and considerations described above, the Board concluded that the Fund’s advisory and sub-advisory fees are fair and reasonable.

D.	Economies of Scale and Breakpoints
The Board considered the extent to which there are economies of scale in the provision of advisory services to the Fund. The Board noted that most closed-end funds do not have fund level breakpoints because closed-end funds generally do not experience substantial asset growth after the initial public offering. The Board noted that although the Fund does not benefit from economies of scale through contractual breakpoints, the Fund does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Van Kampen funds and other clients advised by Invesco Advisers.

E.	Profitability and Financial Resources
The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the profitability of Invesco Advisers and its affiliates in providing these services. The Board reviewed with Invesco Advisers the methodology used to prepare the profitability information. The Board considered the profitability of Invesco Advisers in connection with managing the Fund and the Invesco Van Kampen funds. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its subsidiaries provide to the Fund and the Invesco Van Kampen funds. The Board concluded that the level of profits realized by Invesco Advisers and its affiliates from providing services to the Fund is not excessive given the nature, quality and extent of the services provided to the Invesco Funds. The Board considered whether Invesco Advisers and each Affiliated Sub-Adviser are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts. The Board concluded that Invesco Advisers and each Affiliated Sub-Adviser have the financial resources necessary to fulfill these obligations.

F.	Collateral Benefits to Invesco Advisers and its Affiliates
The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with the Fund, including the fees received for their provision of administrative services to the Fund. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that the services are required for the operation of the Fund; that Invesco Advisers and its affiliates can provide services, the nature and quality of which are at least equal to those provided by others offering the same or similar services; and that the fees for such services are fair and reasonable in light of the usual and customary charges by others for services of the same nature and quality.
  The Board considered that the Fund’s uninvested cash and cash collateral from any securities lending arrangements may be invested in money market funds advised by Invesco Advisers pursuant to procedures approved by the Board. The Board noted that Invesco Advisers receives advisory fees from these affiliated money market funds attributable to such investments, although Invesco Advisers has contractually agreed to waive through varying periods the advisory fees payable by the Invesco Van Kampen Funds. The waiver is in an amount equal to 100% of the net advisory fee Invesco Advisers receives from the affiliated money market funds with respect to the Fund’s investment in the affiliated money market funds of uninvested cash, but not cash collateral. The Board concluded that the Fund’s investment of uninvested cash and cash collateral from any securities lending arrangements in the affiliated money market funds is in the best interests of the Fund and its shareholders.

28        Invesco Van Kampen Bond Fund

Proxy Results

An Annual Meeting (“Meeting”) of Shareholders of Invesco Van Kampen Bond Fund was held on June 17, 2011. The Meeting was held for the following purpose:

(1)	Elect four Class I Trustees, each by the holders of Common Shares of the Fund, each of whom will serve for a three year term or until a successor has been duly elected and qualified.

The results of the voting on the above matter were as follows:

			Votes
	Matter	Votes For	Withheld

(1)	David C. Arch	9,693,546	325,337
	Howard J Kerr	9,681,825	337,058
	Jerry Choate	9,682,714	336,169
	Suzanne Woolsey	9,687,942	330,941

29        Invesco Van Kampen Bond Fund

Correspondence information
Send general correspondence to Computershare, P.O. Box 43078, Providence, RI 02940-3078.

Invesco privacy policy
You share personal and financial information with us that is necessary for your transactions and your account records. We take very seriously the obligation to keep that information confidential and private.
     Invesco collects nonpublic personal information about you from account applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you or our former customers to service providers or other third parties except to the extent necessary to service your account and in other limited circumstances as permitted by law. For example, we use this information to facilitate the delivery of transaction confirmations, financial reports, prospectuses and tax forms.
     Even within Invesco, only people involved in the servicing of your accounts and compliance monitoring have access to your information. To ensure the highest level of confidentiality and security, Invesco maintains physical, electronic and procedural safeguards that meet or exceed federal standards. Special measures, such as data encryption and authentication, apply to your communications with us on our website. More detail is available to you at invesco.com/privacy.

Fund holdings and proxy voting information
The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file number for the Fund is 811-02090.
     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 341 2929 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.
     Information regarding how the Fund voted proxies related to its portfolio securities during the 12 months ended June 30, 2011, is available at invesco.com/proxysearch. In addition, this information is available on the SEC website at sec.gov.
     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the U.S. distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

VK-CE-BOND-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.
There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	SCHEDULE OF INVESTMENTS.
Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)	As of September 16, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of September 16, 2011, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.
(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Invesco Van Kampen Bond Fund
By:	/s/ Colin D. Meadows
Colin D. Meadows
Principal Executive Officer

Date: November 7, 2011

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Colin D. Meadows
Colin D. Meadows
Principal Executive Officer

Date: November 7, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: November 7, 2011

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.